Portfolio of Investments
Touchstone Balanced Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 64.0%
	Information Technology — 21.4%
8,344	Apple, Inc.	$ 2,117,624
1,808	Applied Materials, Inc.	617,956
692	Broadcom, Inc.	214,181
5,768	Microsoft Corp.	2,135,141
10,758	NVIDIA Corp.	1,876,195
2,845	Oracle Corp.	418,528
2,427	Salesforce, Inc.	453,048
2,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	843,861
2,584	Texas Instruments, Inc.	501,658
1,994	Workday, Inc. - Class A*	259,060
		9,437,252
	Communication Services — 11.0%
8,330	Alphabet, Inc. - Class C	2,389,544
9,684	Comcast Corp. - Class A	278,028
3,001	Meta Platforms, Inc. - Class A	1,716,962
1,730	Netflix, Inc.*	166,339
2,951	Walt Disney Co. (The)	284,417
		4,835,290
	Financials — 9.0%
15,782	Bank of America Corp.	769,373
846	Berkshire Hathaway, Inc. - Class B*	405,403
7,025	Charles Schwab Corp. (The)	660,210
576	Goldman Sachs Group, Inc. (The)	487,290
1,334	LPL Financial Holdings, Inc.	401,307
287	Markel Group, Inc.*	549,338
2,268	Visa, Inc. - Class A	685,480
		3,958,401
	Health Care — 6.6%
2,566	Becton Dickinson & Co.	403,452
3,000	BioMarin Pharmaceutical, Inc.*	169,470
6,834	Bristol-Myers Squibb Co.	414,482
690	HCA Healthcare, Inc.	326,536
2,903	Johnson & Johnson	709,609
6,137	Medtronic PLC	531,771
1,304	UnitedHealth Group, Inc.	352,850
		2,908,170
	Consumer Discretionary — 5.3%
3,824	Airbnb, Inc. - Class A*	482,895
8,010	Amazon.com, Inc.*	1,668,243
3,870	Las Vegas Sands Corp.	208,515
		2,359,653
	Industrials — 4.5%
2,694	Boeing Co. (The)*	536,187
695	Deere & Co.	391,493
691	Hubbell, Inc.	339,101
4,340	SS&C Technologies Holdings, Inc.	293,254
3,096	Stanley Black & Decker, Inc.	220,002
3,060	Uber Technologies, Inc.*	220,106
		2,000,143
	Consumer Staples — 2.5%
1,646	Diageo PLC (United Kingdom) ADR	122,545
4,072	Monster Beverage Corp.*	295,057
4,287	Philip Morris International, Inc.	708,812
		1,126,414
	Energy — 2.2%
5,663	Exxon Mobil Corp.	960,785
Shares		Market Value
	Common Stocks — 64.0% (Continued)
	Real Estate — 1.0%
1,402	Jones Lang LaSalle, Inc.*	$ 426,657
	Materials — 0.5%
3,213	International Flavors & Fragrances, Inc.	233,103
	Total Common Stocks	$28,245,868
Principal Amount
	Corporate Bonds — 14.5%
	Financials — 3.6%
$ 50,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	52,543
70,000	American Express Co., 5.282%, 7/27/29	71,271
43,000	Bank of America Corp., 2.687%, 4/22/32	38,967
44,000	Bank of America Corp., 3.705%, 4/24/28	43,665
30,000	Bank of America Corp., 5.511%, 1/24/36	30,609
50,000	Bank of Montreal (Canada), 3.803%, 12/15/32	49,169
55,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	58,307
37,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	30,416
96,000	Citigroup, Inc., 4.542%, 9/19/30	95,680
35,000	Citigroup, Inc., 6.174%, 5/25/34	36,243
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.934%, 1/15/27(A)	51,505
65,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	58,350
30,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	29,734
39,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	38,545
69,000	JPMorgan Chase & Co., 2.956%, 5/13/31	64,292
54,000	JPMorgan Chase & Co., 3.509%, 1/23/29	53,124
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	72,520
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	49,273
73,000	Morgan Stanley, 2.484%, 9/16/36	62,819
51,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	50,253
66,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	50,242
73,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	72,016
60,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	60,759
98,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	85,055
103,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	68,785
99,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	97,873
44,000	US Bancorp, 4.967%, 7/22/33	43,521
78,000	Wells Fargo & Co., 4.960%, 1/23/37	76,042
		1,591,578
	Consumer Discretionary — 1.8%
98,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	84,831
18,000	Amazon.com, Inc., 5.800%, 3/13/56	18,045
28,000	Amazon.com, Inc., 5.950%, 3/13/66	28,150
74,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	73,168
54,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	53,107
61,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	54,731
20,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	19,790
42,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	40,965
32,000	Home Depot, Inc. (The), 5.950%, 4/1/41	33,725
54,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	54,985
52,000	Lowe's Cos., Inc., 4.500%, 4/15/30	52,004
62,000	Mattel, Inc., 5.450%, 11/1/41	56,152
79,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	76,916
80,000	Polaris, Inc., 5.600%, 3/1/31	79,294
78,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	76,475
		802,338

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.5% (Continued)
	Consumer Staples — 1.5%
$ 54,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	$ 48,759
59,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	56,624
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	56,761
103,000	Coca-Cola Co. (The), 2.500%, 3/15/51	60,673
78,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	78,745
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	51,801
72,000	Global Payments, Inc., 5.200%, 11/15/32	69,884
34,000	Kroger Co. (The), 5.000%, 4/15/42	31,588
47,000	Mars, Inc., 144a, 5.200%, 3/1/35	47,478
73,000	Philip Morris International, Inc., 5.375%, 2/15/33	74,976
35,000	Starbucks Corp., 3.350%, 3/12/50	23,619
44,000	Walmart, Inc., 4.500%, 9/9/52	37,992
		638,900
	Industrials — 1.3%
67,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	61,653
53,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	55,105
69,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	50,726
52,000	Eaton Corp., 4.500%, 3/6/33	51,309
55,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	56,035
44,000	Norfolk Southern Corp., 4.837%, 10/1/41	40,524
120,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	107,468
80,000	Timken Co. (The), 4.500%, 12/15/28	79,783
62,000	United Parcel Service, Inc., 5.950%, 5/14/55	62,526
		565,129
	Energy — 1.2%
43,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	39,189
57,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	61,738
66,000	Energy Transfer LP, 6.300%, 1/15/56	65,139
65,000	HF Sinclair Corp., 5.000%, 2/1/28	64,993
63,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	62,642
42,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	48,653
57,000	Occidental Petroleum Corp., 7.950%, 6/15/39	66,542
86,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	76,014
53,000	Western Midstream Operating LP, 5.250%, 2/1/50	44,734
		529,644
	Communication Services — 1.2%
48,000	Alphabet, Inc., 5.500%, 2/15/46	47,661
72,000	AT&T, Inc., 3.800%, 12/1/57	48,742
29,000	AT&T, Inc., 4.500%, 5/15/35	27,507
39,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	36,017
43,000	Comcast Corp., 4.000%, 3/1/48	31,706
80,000	Meta Platforms, Inc., 4.875%, 11/15/35	78,517
64,000	T-Mobile USA, Inc., 3.875%, 4/15/30	62,332
35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	33,592
59,000	Verizon Communications, Inc., 2.987%, 10/30/56	34,739
30,000	Verizon Communications, Inc., 5.875%, 11/30/55	29,222
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	94,847
		524,882
	Health Care — 1.1%
45,000	AbbVie, Inc., 4.450%, 5/14/46	38,698
50,000	Augusta SpinCo Corp., 4.656%, 3/23/31	49,755
46,000	CommonSpirit Health, 4.187%, 10/1/49	35,259
42,000	CVS Health Corp., 5.125%, 7/20/45	37,028
56,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	44,980
51,000	Elevance Health, Inc., 4.750%, 2/15/33	50,242
66,000	HCA, Inc., 5.500%, 3/1/32	67,687
Principal Amount		MarketValue
	Corporate Bonds — 14.5% (Continued)
	Health Care — 1.1% (Continued)
$ 90,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	$ 87,051
45,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	44,579
57,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	46,147
		501,426
	Information Technology — 1.0%
77,000	Apple, Inc., 4.650%, 2/23/46	69,234
81,000	Broadcom, Inc., 3.419%, 4/15/33	74,090
48,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	46,463
94,000	Microsoft Corp., 2.525%, 6/1/50	56,485
34,000	Oracle Corp., 4.700%, 9/27/34	31,051
46,000	Oracle Corp., 5.950%, 9/26/55	38,769
64,000	Salesforce, Inc., 5.550%, 3/15/36	63,823
56,000	Texas Instruments, Inc., 5.100%, 5/23/35	56,716
		436,631
	Utilities — 1.0%
38,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	38,931
98,000	CMS Energy Corp., 4.750%, 6/1/50	95,002
71,000	Duke Energy Progress LLC, 4.150%, 12/1/44	57,829
39,000	Edison International, 4.125%, 3/15/28	38,345
43,000	Georgia Power Co., 5.950%, 2/1/39	44,407
61,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	36,585
78,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	77,920
48,000	PacifiCorp., 5.750%, 4/1/37	47,507
		436,526
	Real Estate — 0.6%
57,000	American Tower Corp. REIT, 5.900%, 11/15/33	59,722
54,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	54,258
71,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	66,597
52,000	Store Capital LLC REIT, 2.700%, 12/1/31	45,225
34,000	Store Capital LLC REIT, 4.625%, 3/15/29	33,639
		259,441
	Materials — 0.2%
32,000	LYB International Finance III LLC, 5.875%, 1/15/36	32,126
38,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	38,619
44,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	36,648
		107,393
	Total Corporate Bonds	$6,393,888
	U.S. Treasury Obligations — 13.4%
300,000	U.S. Treasury Bond, 4.625%, 11/15/45	289,922
211,000	U.S. Treasury Bond, 4.750%, 8/15/55	206,154
652,334	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	607,537
5,000	U.S. Treasury Note, 3.500%, 1/31/28	4,971
1,165,000	U.S. Treasury Note, 3.625%, 12/31/30	1,149,300
1,455,000	U.S. Treasury Note, 3.750%, 4/15/28	1,452,897
960,000	U.S. Treasury Note, 4.000%, 5/31/30	963,375
1,139,000	U.S. Treasury Note, 4.000%, 11/15/35	1,111,949
155,000	U.S. Treasury Note, 4.125%, 2/15/36	152,699
	Total U.S. Treasury Obligations	$5,938,804
	Non-Agency Collateralized Mortgage Obligations — 3.1%
114,978	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(B)	102,895
130,622	Flagstar Mortgage Trust, Ser 2021-4, Class A1, 144a, 2.500%, 6/1/51(A)(B)	109,043
63,407	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(B)	52,344
169,265	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	151,309

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 3.1% (Continued)
$ 73,316	GS Mortgage-Backed Securities Trust, Ser 2021-PJ9, Class A8, 144a, 2.500%, 2/26/52(A)(B)	$ 65,652
109,708	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	98,742
65,277	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(B)	59,108
121,425	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	109,895
136,898	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	122,187
127,895	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	115,687
82,059	Rate Mortgage Trust, Ser 2021-HB1, Class A7, 144a, 2.500%, 12/25/51(A)(B)	73,108
131,049	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	116,959
125,817	Rate Mortgage Trust, Ser 2022-J1, Class A9, 144a, 2.500%, 1/25/52(A)(B)	111,905
95,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	78,195
	Total Non-Agency Collateralized Mortgage Obligations	$1,367,029
	Commercial Mortgage-Backed Securities — 1.6%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	54,858
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	249,191
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	235,384
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	162,142
	Total Commercial Mortgage-Backed Securities	$701,575
Shares
Exchange-Traded Fund — 1.0%
11,938	iShares Broad USD High Yield Corporate Bond ETF	439,796
Principal Amount
	U.S. Government Mortgage-Backed Obligations — 0.3%
$ 50,452	FHLMC, Pool #Q29260, 4.000%, 10/1/44	48,642
24,783	FNMA, Pool #725423, 5.500%, 5/1/34	25,268
22,660	FNMA, Pool #725610, 5.500%, 7/1/34	23,043
5,816	FNMA, Pool #890310, 4.500%, 12/1/40	5,756
21,130	FNMA, Pool #AD9193, 5.000%, 9/1/40	21,354
	Total U.S. Government Mortgage-Backed Obligations	$124,063
	Sovereign Government Obligations — 0.1%
47,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	43,442
Shares
	Short-Term Investment Fund — 1.8%
797,877	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	797,877
	Total Investment Securities—99.8% (Cost $31,221,083)	$44,052,342
	Other Assets in Excess of Liabilities — 0.2%	79,182
	Net Assets — 100.0%	$44,131,524
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $2,964,553 or 6.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$28,245,868	$—	$—	$28,245,868
Corporate Bonds	—	6,393,888	—	6,393,888
U.S. Treasury Obligations	—	5,938,804	—	5,938,804
Non-Agency Collateralized Mortgage Obligations	—	1,367,029	—	1,367,029
Commercial Mortgage-Backed Securities	—	701,575	—	701,575
Exchange-Traded Fund	439,796	—	—	439,796
U.S. Government Mortgage-Backed Obligations	—	124,063	—	124,063
Sovereign Government Obligations	—	43,442	—	43,442
Short-Term Investment Fund	797,877	—	—	797,877
Total	$29,483,541	$14,568,801	$—	$44,052,342
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2026 (Unaudited)
Principal Amount		Market Value
	U.S. Treasury Obligations — 40.9%
$ 830,000	U.S. Treasury Bond, 4.250%, 8/15/54	$ 745,444
570,000	U.S. Treasury Bond, 4.625%, 11/15/45	550,852
90,000	U.S. Treasury Bond, 4.625%, 11/15/55	86,217
1,450,000	U.S. Treasury Bond, 4.750%, 2/15/45	1,427,400
67,000	U.S. Treasury Bond, 4.750%, 8/15/55	65,461
2,032,270	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/56	1,892,712
2,665,000	U.S. Treasury Note, 3.500%, 1/31/28	2,649,593
2,285,000	U.S. Treasury Note, 3.625%, 12/31/30	2,254,206
2,765,000	U.S. Treasury Note, 3.750%, 4/15/28	2,761,004
3,050,000	U.S. Treasury Note, 4.000%, 5/31/30	3,060,723
3,664,000	U.S. Treasury Note, 4.000%, 11/15/35	3,576,980
485,000	U.S. Treasury Note, 4.250%, 8/15/35	483,560
	Total U.S. Treasury Obligations	$19,554,152
	Corporate Bonds — 37.3%
	Financials — 9.6%
136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	142,917
178,000	American Express Co., 5.282%, 7/27/29	181,233
101,000	Bank of America Corp., 2.687%, 4/22/32	91,527
126,000	Bank of America Corp., 3.705%, 4/24/28	125,042
39,000	Bank of America Corp., 5.511%, 1/24/36	39,791
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	165,206
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	163,259
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	167,006
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	73,163
189,000	Citigroup, Inc., 4.542%, 9/19/30	188,371
91,000	Citigroup, Inc., 6.174%, 5/25/34	94,233
155,000	Citizens Bank NA, 4.575%, 8/9/28	155,075
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.934%, 1/15/27(A)	106,972
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	158,891
92,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	91,183
92,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	90,927
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	120,198
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	165,276
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	40,555
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	133,644
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	89,071
188,000	Mastercard, Inc., 2.000%, 11/18/31	166,179
194,000	Morgan Stanley, 2.484%, 9/16/36	166,944
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	135,978
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	150,725
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.499%, 6/1/28(A)	134,166
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	153,924
10,000	SBL Holdings, Inc., 144a, 9.508%(B)	9,751
245,000	State Street Corp., (TSFR3M + 1.262%), 4.936%, 6/15/47(A)	212,638
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	129,557
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.584%, 5/15/27(A)	257,040
200,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	196,530
119,000	US Bancorp, 4.967%, 7/22/33	117,704
202,000	Wells Fargo & Co., 4.960%, 1/23/37	196,928
		4,611,604
	Consumer Discretionary — 4.8%
215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	186,109
48,000	Amazon.com, Inc., 5.800%, 3/13/56	48,121
76,000	Amazon.com, Inc., 5.950%, 3/13/66	76,408
162,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	160,178
Principal Amount		Market Value
	Corporate Bonds — 37.3% (Continued)
	Consumer Discretionary — 4.8% (Continued)
$ 172,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	$ 169,156
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	303,265
112,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	110,824
94,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	91,683
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	120,146
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	121,171
155,000	Lowe's Cos., Inc., 4.500%, 4/15/30	155,012
124,000	Mattel, Inc., 5.450%, 11/1/41	112,304
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	164,542
208,000	Polaris, Inc., 5.600%, 3/1/31	206,164
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	93,978
176,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	172,558
		2,291,619
	Consumer Staples — 3.6%
143,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	129,120
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	149,845
138,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	132,441
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	102,879
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	132,539
184,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	185,758
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	95,508
156,000	Global Payments, Inc., 5.200%, 11/15/32	151,416
107,000	Kroger Co. (The), 5.000%, 4/15/42	99,409
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	31,951
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	155,567
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	193,089
83,000	Starbucks Corp., 3.350%, 3/12/50	56,011
99,000	Walmart, Inc., 4.500%, 9/9/52	85,482
		1,701,015
	Energy — 3.5%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	132,195
116,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	105,720
229,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	248,036
168,000	Energy Transfer LP, 6.300%, 1/15/56	165,809
128,000	HF Sinclair Corp., 5.000%, 2/1/28	127,985
174,891	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	156,504
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	196,874
93,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	107,732
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	145,925
206,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	182,080
151,000	Western Midstream Operating LP, 5.250%, 2/1/50	127,449
		1,696,309
	Health Care — 3.4%
142,000	AbbVie, Inc., 4.450%, 5/14/46	122,113
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	87,895
152,000	Amgen, Inc., 5.150%, 3/2/28	154,221
136,000	Augusta SpinCo Corp., 4.656%, 3/23/31	135,334
132,000	CommonSpirit Health, 4.187%, 10/1/49	101,178
121,000	CVS Health Corp., 5.125%, 7/20/45	106,675
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	118,073
136,000	Elevance Health, Inc., 4.750%, 2/15/33	133,980
170,000	HCA, Inc., 5.500%, 3/1/32	174,345
235,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	227,298
17,000	Tenet Healthcare Corp., 6.125%, 10/1/28	17,024

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.3% (Continued)
	Health Care — 3.4% (Continued)
$ 113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	$ 111,942
156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	126,298
		1,616,376
	Industrials — 2.8%
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	125,147
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	147,640
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	131,595
139,000	Eaton Corp., 4.500%, 3/6/33	137,153
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	113,089
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	112,361
293,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.649%, 2/15/42(A)	262,400
145,000	Timken Co. (The), 4.500%, 12/15/28	144,607
160,000	United Parcel Service, Inc., 5.950%, 5/14/55	161,357
		1,335,349
	Information Technology — 2.7%
170,000	Apple, Inc., 4.650%, 2/23/46	152,853
12,000	Broadcom, Inc., 3.419%, 4/15/33	10,976
217,000	Broadcom, Inc., 4.150%, 11/15/30	213,604
203,000	Cisco Systems, Inc., 4.850%, 2/26/29	206,730
112,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	108,415
210,000	Microsoft Corp., 2.525%, 6/1/50	126,190
92,000	Oracle Corp., 4.700%, 9/27/34	84,022
100,000	Oracle Corp., 5.950%, 9/26/55	84,279
176,000	Salesforce, Inc., 5.550%, 3/15/36	175,512
126,000	Texas Instruments, Inc., 5.100%, 5/23/35	127,612
		1,290,193
	Communication Services — 2.6%
130,000	Alphabet, Inc., 5.500%, 2/15/46	129,083
100,000	AT&T, Inc., 3.800%, 12/1/57	67,698
120,000	AT&T, Inc., 4.500%, 5/15/35	113,823
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	95,122
122,000	Comcast Corp., 4.000%, 3/1/48	89,956
172,000	Meta Platforms, Inc., 4.875%, 11/15/35	168,811
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	163,620
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	71,022
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	100,096
68,000	Verizon Communications, Inc., 5.875%, 11/30/55	66,236
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	170,338
		1,235,805
	Utilities — 2.0%
100,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	102,450
220,000	CMS Energy Corp., 4.750%, 6/1/50	213,269
178,000	Duke Energy Progress LLC, 4.150%, 12/1/44	144,979
104,000	Edison International, 4.125%, 3/15/28	102,252
67,000	Georgia Power Co., 5.950%, 2/1/39	69,193
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	101,959
176,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	175,820
64,000	PacifiCorp., 5.750%, 4/1/37	63,343
		973,265
	Real Estate — 1.7%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	222,123
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	181,865
192,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	180,095
Principal Amount		Market Value
	Corporate Bonds — 37.3% (Continued)
	Real Estate — 1.7% (Continued)
$ 130,000	Store Capital LLC REIT, 2.700%, 12/1/31	$ 113,062
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	93,991
		791,136
	Materials — 0.6%
80,000	LYB International Finance III LLC, 5.875%, 1/15/36	80,314
88,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	89,433
151,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	125,771
		295,518
	Total Corporate Bonds	$17,838,189
	Commercial Mortgage-Backed Securities — 6.1%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	665,919
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	260,576
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	329,821
200,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	208,104
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	61,543
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	230,769
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	224,013
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.237%, 10/15/36(A)	207,413
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	101,850
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.990%, 11/15/35(A)	323,563
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	68,551
220,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	227,003
	Total Commercial Mortgage-Backed Securities	$2,909,125
	Non-Agency Collateralized Mortgage Obligations — 4.8%
19,767	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	19,240
64,661	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.465%, 6/25/45(A)(C)	63,687
163,974	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.634%, 10/25/45(A)(C)	157,318
48,219	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	47,529
134,026	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.876%, 1/25/45(A)(C)	129,412
80,398	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(C)	77,699
21	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	21
333,337	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.557%, 2/25/48(A)(C)	305,657
184,108	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	183,502
260,943	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	239,538
175,746	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	159,137
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	258,462
76,023	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	31,955

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.8% (Continued)
$ 26,445	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.537%, 8/25/43(A)(C)	$ 25,849
31,087	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.489%, 5/25/43(A)(C)	30,545
335,665	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.702%, 8/25/48(A)(C)	325,868
229,187	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	203,915
18,287	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,048
	Total Non-Agency Collateralized Mortgage Obligations	$2,276,382
	U.S. Government Mortgage-Backed Obligations — 3.2%
31,502	FHLMC, Pool #A95946, 4.000%, 1/1/41	30,441
17,766	FHLMC, Pool #A96485, 4.500%, 1/1/41	17,604
6,793	FHLMC, Pool #G03217, 5.500%, 9/1/37	6,953
2,619	FHLMC, Pool #G03781, 6.000%, 1/1/38	2,751
1,199	FNMA, Pool #561741, 7.500%, 1/1/31	1,227
93,262	FNMA, Pool #725423, 5.500%, 5/1/34	95,088
83,927	FNMA, Pool #725610, 5.500%, 7/1/34	85,346
2,379	FNMA, Pool #889734, 5.500%, 6/1/37	2,455
16,785	FNMA, Pool #AB1149, 5.000%, 6/1/40	16,963
15,592	FNMA, Pool #AB1800, 4.000%, 11/1/40	15,052
26,642	FNMA, Pool #AD3795, 4.500%, 4/1/40	26,365
34,584	FNMA, Pool #AD9150, 5.000%, 8/1/40	34,950
70,434	FNMA, Pool #AD9193, 5.000%, 9/1/40	71,180
45,081	FNMA, Pool #AE0548, 4.500%, 11/1/40	44,613
37,295	FNMA, Pool #AE4429, 4.000%, 10/1/40	36,025
171,796	FNMA, Pool #AR9195, 3.000%, 3/1/43	157,583
146,842	FNMA, Pool #AT2016, 3.000%, 4/1/43	134,578
117,279	FNMA, Pool #BC1158, 3.500%, 2/1/46	109,618
123,476	FNMA, Pool #FM5468, 2.500%, 1/1/36	117,205
222,615	FNMA, Pool #FM5682, 2.500%, 1/1/51	190,486
32,869	FNMA, Pool #MA2177, 4.000%, 2/1/35	32,433
51,127	GNMA, Pool #4853, 4.000%, 11/20/40	49,427
39,552	GNMA, Pool #4883, 4.500%, 12/20/40	39,178
156,635	GNMA, Pool #5175, 4.500%, 9/20/41	155,096
12,099	GNMA, Pool #736696, 4.500%, 5/15/40	11,932
59,399	GNMA, Pool #MA1157, 3.500%, 7/20/43	56,254
	Total U.S. Government Mortgage-Backed Obligations	$1,540,803
	Asset-Backed Securities — 3.0%
175,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	174,118
70,658	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	70,556
276,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	267,983
143,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	142,993
288,750	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	285,751
384,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.118%, 10/19/34(A)	381,504
139,425	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	133,643
	Total Asset-Backed Securities	$1,456,548
Shares		MarketValue
Exchange-Traded Fund — 2.8%
36,922	iShares Broad USD High Yield Corporate Bond ETF†	$ 1,360,206
Principal Amount
	Agency Collateralized Mortgage Obligations — 0.4%
$ 230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	168,233
5,233	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,033
	Total Agency Collateralized Mortgage Obligations	$173,266
	Sovereign Government Obligations — 0.2%
103,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	95,204
Shares
	Short-Term Investment Funds — 3.4%
241,642	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	241,642
1,375,307	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	1,375,307
	Total Short-Term Investment Funds	$1,616,949
	Total Investment Securities—102.1% (Cost $50,064,237)	$48,820,824
	Liabilities in Excess of Other Assets — (2.1%)	(982,309)
	Net Assets — 100.0%	$47,838,515
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $1,360,170.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities were valued at $8,890,084 or 18.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$19,554,152	$—	$19,554,152
Corporate Bonds	—	17,838,189	—	17,838,189
Commercial Mortgage-Backed Securities	—	2,909,125	—	2,909,125
Non-Agency Collateralized Mortgage Obligations	—	2,276,382	—	2,276,382
U.S. Government Mortgage-Backed Obligations	—	1,540,803	—	1,540,803
Asset-Backed Securities	—	1,456,548	—	1,456,548
Exchange-Traded Fund	1,360,206	—	—	1,360,206
Agency Collateralized Mortgage Obligations	—	173,266	—	173,266
Sovereign Government Obligations	—	95,204	—	95,204
Short-Term Investment Funds	1,616,949	—	—	1,616,949
Other Financial Instruments
Futures
Interest rate contracts	3,725	—	—	3,725
Total Assets	$2,980,880	$45,843,669	$—	$48,824,549
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(97)	$—	$—	$(97)
Total Liabilities	$(97)	$—	$—	$(97)
Total	$2,980,783	$45,843,669	$—	$48,824,452

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2026, $42,536 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Long Futures:
5-Year U.S. Treasury Note	6/30/2026	27	$2,920,852	$3,725
30-Year U.S. Ultra Treasury Bond	6/18/2026	1	116,563	(97)
				$3,628
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.9%
	Information Technology — 34.1%
52,021	Apple, Inc.	$ 13,202,410
11,193	Applied Materials, Inc.	3,825,655
4,497	Broadcom, Inc.	1,391,866
42,011	Microsoft Corp.	15,551,212
71,506	NVIDIA Corp.	12,470,646
20,283	Oracle Corp.	2,983,832
16,359	Salesforce, Inc.	3,053,734
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	5,538,325
17,519	Texas Instruments, Inc.	3,401,139
12,867	Workday, Inc. - Class A*	1,671,681
		63,090,500
	Communication Services — 17.0%
54,548	Alphabet, Inc. - Class C	15,647,639
63,376	Comcast Corp. - Class A	1,819,525
19,651	Meta Platforms, Inc. - Class A	11,242,927
10,280	Netflix, Inc.*	988,422
19,223	Walt Disney Co. (The)	1,852,713
		31,551,226
	Financials — 13.9%
107,720	Bank of America Corp.	5,251,350
5,205	Berkshire Hathaway, Inc. - Class B*	2,494,236
46,323	Charles Schwab Corp. (The)	4,353,436
2,772	Goldman Sachs Group, Inc. (The)	2,345,084
8,739	LPL Financial Holdings, Inc.	2,628,953
1,896	Markel Group, Inc.*	3,629,077
16,711	Visa, Inc. - Class A	5,050,733
		25,752,869
	Health Care — 9.1%
17,676	Becton Dickinson & Co.	2,779,197
20,439	BioMarin Pharmaceutical, Inc.*	1,154,599
40,907	Bristol-Myers Squibb Co.	2,481,010
3,967	HCA Healthcare, Inc.	1,877,343
9,741	Johnson & Johnson	2,381,090
44,417	Medtronic PLC	3,848,733
8,908	UnitedHealth Group, Inc.	2,410,416
		16,932,388
	Consumer Discretionary — 8.7%
25,609	Airbnb, Inc. - Class A*	3,233,904
54,756	Amazon.com, Inc.*	11,404,032
26,079	Las Vegas Sands Corp.	1,405,137
		16,043,073
	Industrials — 6.7%
19,263	Boeing Co. (The)*	3,833,915
4,670	Deere & Co.	2,630,611
2,998	Hubbell, Inc.	1,471,238
20,823	SS&C Technologies Holdings, Inc.	1,407,010
21,573	Stanley Black & Decker, Inc.	1,532,977
20,834	Uber Technologies, Inc.*	1,498,590
		12,374,341
Shares		Market Value
	Common Stocks — 99.9% (Continued)
	Consumer Staples — 4.2%
11,277	Diageo PLC (United Kingdom) ADR†	$ 839,573
26,200	Monster Beverage Corp.*	1,898,452
30,134	Philip Morris International, Inc.	4,982,355
		7,720,380
	Energy — 3.6%
39,648	Exxon Mobil Corp.	6,726,680
	Real Estate — 1.7%
10,065	Jones Lang LaSalle, Inc.*	3,062,981
	Materials — 0.9%
22,409	International Flavors & Fragrances, Inc.	1,625,773
	Total Common Stocks	$184,880,211
	Short-Term Investment Funds — 0.0%
34,324	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	34,324
7,500	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	7,500
	Total Short-Term Investment Funds	$41,824
	Total Investment Securities—99.9% (Cost $80,866,097)	$184,922,035
	Other Assets in Excess of Liabilities — 0.1%	172,057
	Net Assets — 100.0%	$185,094,092
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $7,445.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$184,880,211	$—	$—	$184,880,211
Short-Term Investment Funds	41,824	—	—	41,824
Total	$184,922,035	$—	$—	$184,922,035
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2026 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Health Care — 19.6%
10,920	Bio-Techne Corp.	$ 570,679
80,272	Certara, Inc.*	457,550
1,778	Chemed Corp.	671,622
22,842	Doximity, Inc. - Class A*	532,219
7,103	Encompass Health Corp.	687,073
3,717	Ensign Group, Inc. (The)	748,976
10,672	Globus Medical, Inc. - Class A*	919,500
24,887	Haemonetics Corp.*	1,402,631
15,341	LivaNova PLC*	975,074
12,327	Merit Medical Systems, Inc.*	849,700
43,711	Option Care Health, Inc.*	1,176,700
5,651	Privia Health Group, Inc.*	116,241
79,515	Progyny, Inc.*	1,350,165
35,720	Waystar Holding Corp.*	861,209
		11,319,339
	Industrials — 18.7%
1,470	CACI International, Inc. - Class A*	799,489
2,289	Clean Harbors, Inc.*	656,325
4,138	Crane Co.	707,598
940	Curtiss-Wright Corp.	640,253
2,318	ESCO Technologies, Inc.	652,215
27,475	ExlService Holdings, Inc.*	836,614
8,170	Federal Signal Corp.	883,504
7,370	Franklin Electric Co., Inc.	679,293
7,602	Hexcel Corp.	615,230
5,031	ITT, Inc.	958,556
16,202	KBR, Inc.	597,206
10,507	MAXIMUS, Inc.	673,499
5,745	Nextpower, Inc. - Class A*	692,560
13,525	Worthington Enterprises, Inc.	705,193
14,913	Zurn Elkay Water Solutions Corp.	668,699
		10,766,234
	Consumer Discretionary — 16.7%
9,488	Champion Homes, Inc.*	705,623
8,670	Crocs, Inc.*	719,783
15,084	Frontdoor, Inc.*	797,340
29,895	Gentex Corp.	653,206
7,310	Grand Canyon Education, Inc.*	1,242,919
5,606	LCI Industries	689,426
21,226	Malibu Boats, Inc. - Class A*	550,178
9,580	PVH Corp.	668,301
20,926	Steven Madden Ltd.	709,810
10,448	Stride, Inc.*	921,200
3,588	Texas Roadhouse, Inc.	592,522
1,874	TopBuild Corp.*	658,336
20,155	YETI Holdings, Inc.*	737,472
		9,646,116
	Information Technology — 16.6%
2,602	Advanced Energy Industries, Inc.	839,691
29,997	Box, Inc. - Class A*	709,129
105,319	CCC Intelligent Solutions Holdings, Inc.*	631,914
8,057	CommVault Systems, Inc.*	627,560
68,836	DoubleVerify Holdings, Inc.*	653,942
13,657	Kulicke & Soffa Industries, Inc. (Singapore)	897,538
58,081	LiveRamp Holdings, Inc.*	1,540,308
4,852	Onto Innovation, Inc.*	995,000
14,726	Q2 Holdings, Inc.*	696,540
7,122	Qualys, Inc.*	625,668
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Information Technology — 16.6% (Continued)
22,134	RingCentral, Inc. - Class A	$ 823,163
34,258	Zeta Global Holdings Corp. - Class A*	545,387
		9,585,840
	Financials — 11.3%
11,090	Ameris Bancorp	864,909
24,161	Atlantic Union Bankshares Corp.	863,514
2,596	Evercore, Inc. - Class A	774,932
54,747	FNB Corp.	915,370
10,590	Hancock Whitney Corp.	673,418
31,210	Home BancShares, Inc.	840,485
11,130	Moelis & Co. - Class A	634,410
9,994	SouthState Bank Corp.	924,645
		6,491,683
	Energy — 6.2%
13,687	Cactus, Inc. - Class A	648,353
3,810	Gulfport Energy Corp.*	806,082
10,640	HF Sinclair Corp.	663,830
15,710	Oceaneering International, Inc.*	557,234
11,130	Tidewater, Inc.*	929,911
		3,605,410
	Real Estate — 5.6%
12,014	Agree Realty Corp. REIT†	905,615
5,444	Colliers International Group, Inc. (Canada)	581,909
28,557	COPT Defense Properties REIT	873,844
24,828	STAG Industrial, Inc. REIT	895,298
		3,256,666
	Communication Services — 2.6%
32,333	Cargurus, Inc.*	1,100,938
9,583	Ziff Davis, Inc.*	402,103
		1,503,041
	Materials — 2.3%
3,641	Eagle Materials, Inc.	689,787
16,031	Silgan Holdings, Inc.	622,003
		1,311,790
	Total Common Stocks	$57,486,119
	Short-Term Investment Funds — 2.8%
820,478	Dreyfus Government Cash Management, Institutional Shares, 3.53%∞Ω	820,478
760,869	Invesco Government & Agency Portfolio, Institutional Class, 3.58%∞Ω**	760,869
	Total Short-Term Investment Funds	$1,581,347
	Total Investment Securities—102.4% (Cost $46,185,499)	$59,067,466
	Liabilities in Excess of Other Assets — (2.4%)	(1,370,355)
	Net Assets — 100.0%	$57,697,111
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2026 was $749,729.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$57,486,119	$—	$—	$57,486,119
Short-Term Investment Funds	1,581,347	—	—	1,581,347
Total	$59,067,466	$—	$—	$59,067,466
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2026 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.